GOODWILL AND INTANGIBLE ASSETS (Schedule of Principal Development Projects) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 6,896	$ 9,569
HIV Screening Rapid Test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	2,278	2,587
Premier Instrument for Haemoglobin A1c Testing [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	1,359	1,930
Autoimmune Smart Reader [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	666	1,325
Syphilis Point-of-Care Test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	618	870
Uni-Gold Antigen Improvement [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	556	691
COVID test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	467
Mid-tier haemoglobins instrument [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	243	63
Tri-stat Point-of-Care Instrument [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	203	361
Column Enhancement [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	151	236
Ultra Genesys [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	139	237
Sjogrens Tests [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	99	135
G-6-PDH Test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs		582
Uni-Gold Test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs		376
Other Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 117	$ 176